Commitments, Contingent Liabilities and Other Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments, Contingent Liabilities and Other Matters
Total rental expense	$ 6,200,000	$ 7,200,000	$ 7,300,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	$ 107,193,000
Approximate cash maintained to satisfy regulatory reserve requirements	104,684,000	$ 106,841,000
Future minimum lease payments due under non-cancellable operating leases
2016	3,762,000
2017	1,948,000
2018	1,076,000
2019	600,000
2020	250,000
Thereafter	254,000
Total	$ 7,890,000